Post-Employment Benefits - Summary of Calculation of Net Amount Recognized in Balance Sheet, Corresponding to Defined Benefit Plan (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
1- Net assets of the plans	R$ 17,588	R$ 16,520	R$ 13,633
3- Surplus (1-2)	3,097	2,797	2,046
5- Net amount recognized in the balance sheet (3-4)	(120)	(211)	(88)
Amount recognized in assets (Note 20a)	345	317	224
Amount recognized in liabilities (Note 20b)	(465)	(528)	(312)
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
2- Actuarial liabilities	(14,491)	(13,723)	(11,587)
Effect of asset ceiling [member]
Disclosure of defined benefit plans [line items]
2- Actuarial liabilities	R$ (3,217)	R$ (3,008)	R$ (2,134)